Non-life and Life and Health Reserves - Life and health reserve rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Reinsurance recoverable at beginning of year	$ 897,183
Reinsurance recoverable at end of year	889,021	$ 897,183
Life and Health
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Gross liability at beginning of period	2,198,080	2,098,759	$ 1,722,330
Reinsurance recoverable at beginning of year	11,829	9,287	2,726
Net liability at beginning of period	2,186,251	2,089,472	1,719,604
Liability acquired related to the acquisition of Aurigen	0	0	67,916
Net incurred losses	1,263,016	1,024,608	835,415
Net losses paid	(1,071,487)	(818,916)	(714,151)
Effects of foreign exchange rate changes	23,081	(108,913)	180,688
Net liability at end of period	2,400,861	2,186,251	2,089,472
Reinsurance recoverable at end of year	16,183	11,829	9,287
Gross liability at end of period	$ 2,417,044	$ 2,198,080	$ 2,098,759
Minimum
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Interest rate assumption related to policy benefits for life and annuity contracts	0.00%	0.00%	0.00%
Maximum
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Interest rate assumption related to policy benefits for life and annuity contracts	7.00%	7.00%	7.00%